Segmented Financial Information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented Financial Information
SEGMENTED FINANCIAL INFORMATION

Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•	Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;

•	U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and

•	Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2017	2016	2017	2016	2017	2016	2017	2016

Revenue, net of royalties
Petroleum and natural gas sales	$470,239	$299,632	$621,295	$480,463	$—	$—	$1,091,534	$780,095
Royalties	(58,672)	(37,720)	(183,220)	(140,396)	—	—	(241,892)	(178,116)
	411,567	261,912	438,075	340,067	—	—	849,642	601,979

Expenses
Operating	181,995	142,242	87,288	98,463	—	—	269,283	240,705
Transportation	33,985	28,257	—	—	—	—	33,985	28,257
Blending	51,012	9,622	—	—	—	—	51,012	9,622
General and administrative	—	—	—	—	47,389	50,866	47,389	50,866
Exploration and evaluation	8,253	5,976	—	—	—	—	8,253	5,976
Depletion and depreciation	199,149	210,778	280,933	293,231	1,847	4,299	481,929	508,309
Impairment	—	256,559	—	166,617	—	—	—	423,176
Share-based compensation	—	—	—	—	15,509	13,882	15,509	13,882
Financing and interest	—	—	—	—	113,638	114,199	113,638	114,199
Financial derivatives (gain) loss	—	—	—	—	(5,177)	43,207	(5,177)	43,207
Foreign exchange gain	—	—	—	—	(87,060)	(42,678)	(87,060)	(42,678)
Gain on disposition of oil and gas properties	(12,048)	(3,883)	(33)	(40,024)	—	—	(12,081)	(43,907)
Other	—	—	—	—	2,216	8,152	2,216	8,152
	462,346	649,551	368,188	518,287	88,362	191,927	918,896	1,359,766
Net income (loss) before income taxes	(50,779)	(387,639)	69,887	(178,220)	(88,362)	(191,927)	(69,254)	(757,787)
Income tax recovery
Current income tax recovery	—	(6,577)	(1,085)	(1,156)	—	(309)	(1,085)	(8,042)
Deferred income tax expense (recovery)	622	(99,215)	(118,163)	(112,907)	(37,802)	(52,439)	(155,343)	(264,561)
	622	(105,792)	(119,248)	(114,063)	(37,802)	(52,748)	(156,428)	(272,603)
Net income (loss)	$(51,401)	$(281,847)	$189,135	$(64,157)	$(50,560)	$(139,179)	$87,174	$(485,184)

Total oil and natural gas capital expenditures(1)	$173,131	$16,990	$212,992	$144,673	$—	$—	$386,123	$161,663
(1) Includes acquisitions, net of proceeds from divestitures.

As at	December 31, 2017	December 31, 2016
Canadian assets	$1,677,821	$1,625,546
U.S. assets	2,684,816	2,955,965
Corporate assets	9,474	12,574
Total consolidated assets	$4,372,111	$4,594,085